Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
City Area Code	855
Local Phone Number	480-5050
Title of 12(b) Security	Common Stock $.01 par value
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	ZURN ELKAY WATER SOLUTIONS CORPORATION
Entity File Number	001-35475
Entity Tax Identification Number	20-5197013
Entity Address, Address Line One	511 W. Freshwater Way
Entity Address, Postal Zip Code	53204
Trading Symbol	ZWS
Security Exchange Name	NYSE
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001439288
Entity Emerging Growth Company	false
Entity Address, City or Town	Milwaukee,
Entity Address, State or Province	WI